Consolidated Condensed Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred finance fees, current portion	$ 2,170	$ 2,285
Deferred finance fees, non-current portion	$ 3,987	$ 5,034
Common unitholders - units issued	36,802,247	35,612,580
Common unitholders - units outstanding	36,802,247	35,612,580
General Partner unitholders - units outstanding	35,526	35,526
General Partner unitholders - units issued	35,526	35,526
Series A Preferred Stock [Member]
Preferred Units, Authorized	3,450,000	3,450,000
Preferred Units, Issued	3,000,000	3,000,000
Preferred Units, Outstanding	3,000,000	3,000,000
Series B Preferred Stock [Member]
Preferred Units, Authorized	2,530,000	2,530,000
Preferred Units, Issued	2,200,000	2,200,000
Preferred Units, Outstanding	2,200,000	2,200,000